Debt (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019
Debt Disclosure [Abstract]
Schedule of long-term debt instruments

As of January 31, 2019 and October 31, 2019, the Company had the following outstanding loan balances:

	January 31, 2019	October 31, 2019
Term loan	$1,042	$20,000
Line of credit	7,800	—
Loan payable	20,000	—

Total debt	$28,842	$20,000
Less current maturities	(97)	—
Less deferred financing costs	(996)	(983)
Plus accrued interest	—	121
Plus accrued final payment	169	217

Long term debt, net of current portion	$27,918	$19,355

As of January 31, 2018 and 2019, the Company had the following outstanding loan balances:

	January 31,

	2018	2019
Term loan	$2,208	$1,042
Line of credit	—	7,800
Loan payable	20,000	20,000

	$22,208	$28,842
Less current maturities	(1,167)	(97)
Less deferred financing costs	(1,730)	(996)
Plus accrued Final payment	142	169

Long term debt, net of current portion	$19,453	$27,918

Schedule of maturities of long-term debt

As of October 31, 2019, the Company’s long-term debt is payable as follows:

2020 (Remaining three months)	$—

Year ending January 31,
2021	—
2022	6,111
2023	6,667
2024	6,667
2025—thereafter	555

Total long-term debt payments	$20,000

As of January 31, 2019, the Company’s long-term debt is payable as follows (based on the terms of the New Loan Agreement):

Year Ending January 31,
2020	$97
2021	—
2022	6,111
2023	6,667
2024	6,667
Thereafter	9,300

28,842
Less current portion	(97)

$28,745